Summary of deferred revenue (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total Current Deferred Revenues	$ 202	$ 2,949
Total Deferred Revenues Non Current	1,580	1,684
Total Deferred Revenues	1,782	4,633
Novo Nordisk Health Care [member]
IfrsStatementLineItems [Line Items]
Total Current Deferred Revenues		2,914
Total Deferred Revenues Non Current
Total Deferred Revenues		2,914
Pharmanovia [member]
IfrsStatementLineItems [Line Items]
Total Current Deferred Revenues	193
Total Deferred Revenues Non Current	1,459
Total Deferred Revenues	1,652
NK Meditech [member]
IfrsStatementLineItems [Line Items]
Total Current Deferred Revenues	9
Total Deferred Revenues Non Current	121	128
Total Deferred Revenues	$ 130	128
Consilient Health [member]
IfrsStatementLineItems [Line Items]
Total Current Deferred Revenues		35
Total Deferred Revenues Non Current		1,556
Total Deferred Revenues		$ 1,591